Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trading gain (loss):
Realized gain (loss) on closed positions	$ 353,195	$ 3,040,780	$ (4,475,589)
Change in unrealized gain (loss) on open positions	(865,419)	464,878	(340,613)
Foreign currency transaction gain (loss)	167,482	(39,241)	46,164
Total Trading gain (loss)	(344,742)	3,466,417	(4,770,038)
Net investment income (loss):
Interest income	292,141	69,977	49,056
Realized gain (loss) on fixed income securities	(98,217)
Change in unrealized gain (loss) on fixed income securities	(106,156)	(3,852)
Total net investment gain (loss)	87,768	66,125	49,056
Expenses:
Advisory fees	62,625	13,087
Management fees	705,342	930,774	1,192,210
Incentive fees	155,519	278,042	54,149
Ongoing offering expenses	114,267	135,000	248,000
Operating expenses	848,733	936,000	1,312,679
Total expenses	3,930,760	4,633,463	5,511,523
Trading income (loss)	(4,187,734)	(1,100,921)	(10,232,505)
Non-Trading income (loss):
Interest on Non-Trading reserve	2,927	8,774	6,830
Collections in excess of impaired value	1,672,496	16,870,555	3,850,660
Legal and administrative fees	(130,495)	(1,005,791)	(2,188,384)
Management fees paid to US Bank	(233,247)	(323,834)	(366,120)
Non-Trading income (loss)	1,311,681	15,549,704	1,302,986
Net income (loss)	(2,876,053)	14,448,783	(8,929,519)
Class A
Expenses:
Commissions	2,004,324	2,322,754	2,689,716
Class B
Expenses:
Commissions	$ 39,950	$ 17,806	$ 14,769